Maintenance rights and lease premium, net - Schedule of Lease Premium Assets and Related Accumulated Amortization (Details) - Lease premium - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 907,995	$ 1,002,293
Accumulated amortization	(447,744)	(371,844)
Finite-lived intangible assets	$ 460,251	$ 630,449